Transactions with Affiliates (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013 item	Jun. 19, 2012	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2012
Transactions with Affiliates
Receivables from affiliates	$ 22,883,000		$ 7,445,000	$ 41,706,000		$ 41,706,000
Payables to related parties	6,900,000		76,846,000	85,307,000		85,307,000
Cash paid	14,000,000
Number of business acquired	2
Amount paid to employee for non compete agreement	5,000,000
High Sierra Energy, LP
Transactions with Affiliates
Cash paid		91,800,000
Cash acquired		5,000,000
Common units issued		18,018,468
Liabilities assumed in the form of non-compete agreements		97,400,000
Crude oil logistics business owned by an employee
Transactions with Affiliates
Cash paid			11,000,000
SemGroup
Transactions with Affiliates
Right to appoint number of members to the Board of Directors of the entity's general partner by related party			2
Sales to related party	32,431,000		306,780,000	43,427,000	3,780,000	117,233,000	3,780,000	29,200,000
Purchase from related parties	60,425,000		445,951,000	45,730,000	28,377,000	118,997,000	47,916,000	23,800,000
Receivables from affiliates			7,303,000	39,331,000		39,331,000
Payables to related parties	4,601,000		27,738,000	44,015,000		44,015,000
SemGroup and equity method investees
Transactions with Affiliates
Payables to related parties			27,738,000
Entities affiliated with management
Transactions with Affiliates
Increase in property, plant and equipment			8,200,000			5,800,000
Sales to related party	16,828,000		110,824,000	1,706,000	58,769,000	1,854,000	109,872,000
Purchase from related parties	60,942,000		120,038,000	3,845,000	48,522,000	6,984,000	56,346,000
Receivables from affiliates	22,883,000		142,000	1,705,000		1,705,000
Payables to related parties	2,299,000		654,000	1,743,000		1,743,000
General Partner
Transactions with Affiliates
Common units issued		2,685,042
Amount paid		50,000,000
General Partner | High Sierra Energy, LP
Transactions with Affiliates
Cash paid		$ 50,000,000